Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advanced to suppliers	[1]	¥ 10,238,455	$ 1,430,231	¥ 13,824,412
Deposits	[2]	15,306,968	2,138,263	19,287,912
Tax/expenses paid on behalf of clients		1,218,322	170,190	1,349,635
Loan & interest receivable	[3]	4,341,999	606,543	4,421,999
Prepaid VAT and other taxes		4,560,957	637,130	3,961,477
Other receivables	[4]	115,936	16,195	377,511
Total		35,782,637	4,998,552	43,222,946
Allowance for credit losses related to prepaid expenses and other current assets		(7,151,590)	(999,021)	(9,307,172)	$ (1,300,139)	¥ (8,973,447)
Total prepaid expenses and other receivables, net		¥ 28,631,047	$ 3,999,531	¥ 33,915,774

[1]	The balance mainly represents the advance payments made for international trading business, chartered airlines freight services.
[2]	The balance mainly represents the current refundable operational deposits for lease, chartered airline and cargo space reservation to vendors.
[3]

The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. (“Expecs”). In May 2022, the Group entered into a term sheet with an intention to acquire Expecs, which is engaged in the inspection assistance services for China Customs and customs brokerage service. The Group prepaid RMB3.6 million for the planned acquisition during 2022. In July 2023, the Group and Expecs signed a loan agreement and the prepayment became a one-year short term loan. In addition, the Group signed share purchase agreement in December 2023 and agreed to invest RMB4.5 million for 13.5% of the interest of Expecs before June 30, 2024. As of the date of the report, the Group has not made the investment payment yet.

During the six months ended June 30, 2025, there was a substantial doubt of the recoverability of the loan to Expecs. Therefore, the Group recorded provision for credit losses against the full amount of the loan (including interests) of RMB 4,050,273 and RMB 4,341,999(US$606,543) during the six months ended June 30, 2024 and 2025, respectively.

[4]	The balance mainly represents the prepaid rent and miscellaneous expenses and some advances to employees for routine business or travel needs.